Prospectus Supplement                                              205452 6/03
dated June 30, 2003 to:
-------------------------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES FUND
Prospectuses dated November 30, 2002

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

Portfolio leader       Since   Experience
-------------------------------------------------------------------------------
Brian P. O'Toole       2002    2002-Present         Putnam Management
                               Prior to June 2002   Citigroup Asset Management
-------------------------------------------------------------------------------
Portfolio members      Since   Experience
-------------------------------------------------------------------------------
Tony H. Elavia         2003    1999-Present         Putnam Management
                               Prior to Sept. 1999  TES Partners
                               Prior to Sept. 1998  Voyageur Asset Management
-------------------------------------------------------------------------------
Walton D. Pearson      2003    2003-Present         Putnam Management
                               Prior to Feb. 2003   Alliance Capital Management
-------------------------------------------------------------------------------
David J. Santos        1999    1986-Present         Putnam Management
-------------------------------------------------------------------------------

PUTNAM INVESTMENTS

[SCALE LOGO OMITTED]